Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount Asset	$ 87,779	$ 62,526	$ 194,740	$ 140,870
Senior unsecured bond, Carrying Amount (Liability)	(125,000)	(125,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(505,294)	(417,859)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value Asset	87,779	62,526
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)	(128,100)	(132,500)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Fair Value (Liability)	$ (453,689)	$ (381,783)